Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Intangible assets - Other intangible assets	Intangible assets - Other intangible assetsThe detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2022, 2021, and 2020 is as follows:

EUR million
	Estimated useful life	31/12/2021	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2022
Cost		10,712	1,757	381	—	(511)	163	12,502
Brand names		4	—	27		—	2	33
IT developments	3 -7 years	9,189	1,748	153		(497)	128	10,721
Other		1,519	9	201		(14)	33	1,748
Accumulated amortisation		(6,707)	—	—	(1,151)	412	(108)	(7,554)
Development		(6,149)	—	—	(1,024)	403	(96)	(6,866)
Other		(558)	—	—	(127)	9	(12)	(688)
Impairment losses		(134)	—	—	(75)	99	66	(44)
Of which addition		—	—	—	(75)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,871	1,757	381	(1,226)	—	121	4,904

EUR million
	Estimated useful life	31/12/2020	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2021
Cost		9,376	1,409	5	—	(293)	215	10,712
Brand names		37	—	—		(34)	1	4
IT developments	3-7 years	7,900	1,325	4		(212)	172	9,189
Other		1,439	84	1		(47)	42	1,519
Accumulated amortisation		(5,809)	—	(2)	(1,013)	232	(115)	(6,707)
Development		(5,307)	—	(1)	(922)	178	(97)	(6,149)
Other		(502)	—	(1)	(91)	54	(18)	(558)
Impairment losses		(130)	—	—	(65)	61	—	(134)
Of which addition		—	—	—	(65)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,437	1,409	3	(1,078)	—	100	3,871

EUR million
	Estimated useful life	31/12/2019	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2020
Cost		9,263	1,451	(33)	—	(241)	(1,064)	9,376
Brand names		42	—	—		—	(5)	37
IT developments	3-7 years	7,945	1,123	(34)		(224)	(910)	7,900
Other		1,276	328	1		(17)	(149)	1,439
Accumulated amortisation		(5,686)	35	49	(896)	105	584	(5,809)
Development		(5,139)	—	49	(792)	88	487	(5,307)
Other		(547)	35	—	(104)	17	97	(502)
Impairment losses		(136)	—	—	(142)	136	12	(130)
Of which addition		—	—	—	(142)	—	—	—
Liberation		—	—	—	0	—	—	—
		3,441	1,486	16	(1,038)	—	(468)	3,437
In 2022, 2021 and 2020, impairment losses of EUR 75 million, EUR 65 million and EUR 142 million, respectively, were recognised under Impairment or reversal of impairment on non-financial assets, net – intangible assets. This impairment losses are related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to adapt to the various regulatory changes and to transform or integrate businesses.